                             -  BT ADVISOR FUNDS  -









                       -----------------------------------



                            U.S. BOND INDEX PORTFOLIO



                       -----------------------------------










                               SEMI-ANNUAL REPORT
                       -----------------------------------
                                   JUNE - 1997

--------------------------------------------------------------------------------
BT ADVISOR U.S. BOND INDEX PORTFOLIO

TABLE OF CONTENTS
--------------------------------------------------------------------------------



          U.S. BOND INDEX PORTFOLIO
               Schedule of Portfolio Investments . . . . . . . .3
               Statement of Assets and Liabilities . . . . . . .4
               Statement of Operations . . . . . . . . . . . . .4
               Statement of Changes in Net Assets. . . . . . . .5
               Financial Highlights. . . . . . . . . . . . . . .5
               Notes to Financial Statements . . . . . . . . . .6

--------------------------------------------------------------------------------
BT ADVISOR U.S. BOND INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS  JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  Principal
   Amount                          Description                         Value
------------                       -----------                     ------------

               NON-CONVERTIBLE CORPORATE DEBT - 23.27%
               AEROSPACE - 0.96%
$    200,000   Lockheed Martin Corp., 7.25%, 5/15/06 . . . . . .   $    202,955
                                                                   ------------

               AUTOS AND TRUCKS - 0.95%
     200,000   Ford Motor Credit, 7.20%, 6/15/07 . . . . . . . .        201,435
                                                                   ------------

               BANKS - 3.36%
     200,000   BankAmerica Corp., 7.125%, 5/01/06. . . . . . . .        200,927
     100,000   First Union Corp., 7.50%, 7/15/06 . . . . . . . .        102,621
     100,000   Nationsbank Corp., 6.50%, 3/15/06 . . . . . . . .         96,446
     200,000   Norwest Corp., 6.75%, 6/15/07 . . . . . . . . . .        195,572
     110,000   U.S. Bancorp, 8.125%, 5/15/02 . . . . . . . . . .        115,228
                                                                   ------------
                                                                        710,794
                                                                   ------------

               ELECTRICAL - 2.40%
     300,000   Balitmore Gas & Electric Co., 8.375%, 8/15/01 . .        317,782
     200,000   Southern California Edison, 6.375%, 1/15/06 . . .        191,675
                                                                   ------------
                                                                        509,457
                                                                   ------------

               FINANCIAL SERVICES - 2.35%
     200,000   Grand Metro Investment, 6.50%, 9/15/99. . . . . .        200,547
     300,000   Smith Barney Shearson, 5.625%, 11/15/98 . . . . .        297,540
                                                                   ------------
                                                                        498,087
                                                                   ------------

               INDUSTRIAL - 7.98%
     250,000   Auburn Hills Trust, 12.00%, 5/01/20 . . . . . . .        372,041
      50,000   Celulosa Arauco Constitucion, 7.00%, 12/15/07 . .         48,625
     200,000   Dayton Hudson Corp., 9.75%, 7/01/02 . . . . . . .        223,597
     400,000   DuPont, 8.125%, 3/15/04 . . . . . . . . . . . . .        428,398
     300,000   Marriott International, Series A, 6.75%,
                 12/15/03. . . . . . . . . . . . . . . . . . . .        295,668
     300,000   Sears, Roebuck & Co., 8.30%, 10/26/04 . . . . . .        320,187
                                                                   ------------
                                                                      1,688,516
                                                                   ------------

               LEISURE RELATED - 0.47%
     100,000   Walt Disney Co., 6.75%, 3/30/06 . . . . . . . . .         98,839
                                                                   ------------

               OIL-DOMESTIC - 0.51%
     100,000   Texaco Capital, Inc., 8.50%, 2/15/03. . . . . . .        107,989
                                                                   ------------

               RETAIL - 2.39%
     300,000   Dillard's, Inc., 8.00%, 1/15/99 . . . . . . . . .        307,637
     200,000   Wal-mart Stores, Inc., 6.50%, 6/01/03 . . . . . .        197,829
                                                                   ------------
                                                                        505,466
                                                                   ------------
               TELECOMMUNICATIONS - 1.90%
     200,000   GTE South, Inc., 7.25%, 8/01/02 . . . . . . . . .        203,752
     200,000   Southwestern Bell, 7.625%, 3/01/23. . . . . . . .        199,325
                                                                   ------------
                                                                        403,077
                                                                   ------------

TOTAL NON-CONVERTIBLE CORPORATE DEBT (Cost $4,952,955) . . . . .      4,926,615
                                                                   ------------

               FOREIGN DEBT - 2.93%
               FOREIGN GOVERNMENTS - 2.93%
     100,000   Hydro-Quebec, 8.40%, 1/15/22. . . . . . . . . . .        108,492
     200,000   Quebec Province, 7.00%, 1/30/07 . . . . . . . . .        198,515
     220,000   Sweden Kingdom, 12.00%, 2/01/10 . . . . . . . . .        312,518
                                                                   ------------
TOTAL FOREIGN DEBT (Cost $623,423) . . . . . . . . . . . . . . .        619,525
                                                                   ------------

               MUNICIPAL BONDS - 0.75%
     160,000   New Jersey Economic Development
               Authority, State Pension Funding Revenue,
               Series A, 7.425%, 2/15/29 . . . . . . . . . . . .        159,882
                                                                   ------------

TOTAL MUNICIPAL BONDS (Cost $160,000). . . . . . . . . . . . . .        159,882
                                                                   ------------

               U.S. GOVERNMENT & AGENCY - 55.45%
               FHLMC Gold TBA:
     750,000     7.00%, 3/01/23. . . . . . . . . . . . . . . . .        735,938
   1,000,000     7.50%, 5/01/22. . . . . . . . . . . . . . . . .      1,003,750
   1,502,209   FHLMC Gold, 7.00%, 12/01/24 . . . . . . . . . . .      1,475,685
               FNMA TBA:
     800,000     7.00%, 9/01/06. . . . . . . . . . . . . . . . .        798,248
   1,000,000     8.00%, 9/01/21. . . . . . . . . . . . . . . . .      1,022,180
               FNMA:
   2,028,543     6.00%, 10/01/09 . . . . . . . . . . . . . . . .      1,957,544
   1,000,000     8.50%, 12/01/25 . . . . . . . . . . . . . . . .      1,038,124
               GNMA:
   1,624,588     6.50%, 11/15/23 . . . . . . . . . . . . . . . .      1,565,697
   1,513,259     8.00%, 7/15/22. . . . . . . . . . . . . . . . .      1,548,963
     557,694     9.00%, 1/15/23. . . . . . . . . . . . . . . . .        592,895
                                                                   ------------

TOTAL U.S. GOVERNMENT & AGENCY (Cost $11,757,711). . . . . . . .     11,739,024
                                                                   ------------

               U.S. TREASURY SECURITIES - 97.07%
               U.S. Treasury Bonds:
   2,700,000     6.25%, 6/30/02. . . . . . . . . . . . . . . . .      2,683,962
   2,700,000     6.50%, 11/15/26 . . . . . . . . . . . . . . . .      2,589,462
               U.S. Treasury Notes:
     200,000     5.625%, 2/15/06 . . . . . . . . . . . . . . . .        187,875
   1,700,000     6.00%, 6/30/99. . . . . . . . . . . . . . . . .      1,697,736
   1,300,000     6.25%, 5/31/99. . . . . . . . . . . . . . . . .      1,303,856
   3,600,000     6.375%, 5/15/00 . . . . . . . . . . . . . . . .      3,613,486
   1,300,000     6.625%, 5/15/07 . . . . . . . . . . . . . . . .      1,310,967
   1,690,000     7.50%, 11/15/01 . . . . . . . . . . . . . . . .      1,761,295
     320,000     7.50%, 2/15/05. . . . . . . . . . . . . . . . .        338,648
   1,380,000     8.125%, 5/15/21 . . . . . . . . . . . . . . . .      1,579,888
   1,600,000     8.75%, 8/15/00. . . . . . . . . . . . . . . . .      1,711,498
   1,050,000     8.875%, 2/15/99 . . . . . . . . . . . . . . . .      1,095,776
     540,000     9.25%, 2/15/16. . . . . . . . . . . . . . . . .        675,673
                                                                   ------------

TOTAL U.S. TREASURY SECURITIES (Cost $20,529,733). . . . . . . .     20,550,122
                                                                   ------------

               SHORT TERM INSTRUMENTS - 22.25%
               REPURCHASE AGREEMENT - 22.25%
  4,710,816    Repurchase Agreement with Sanwa Bank,
               Dated 6/30/97, 5.90%.  Principal and interest in
               the amount of $4,711,588, due 7/1/97.
               (Collateralized by U.S. Treasury Notes, Par
               Value $4,748,000, 6.75% due 8/15/28, Value
               of $4,712,683). . . . . . . . . . . . . . . . . .      4,710,816
                                                                   ------------

TOTAL SHORT TERM INSTRUMENTS (Cost $4,710,816) . . . . . . . . .      4,710,816
                                                                   ------------
TOTAL INVESTMENTS (Cost $42,734,638) . . . . . . . . .   201.72%     42,705,984
Liabilities in Excess of Other Assets. . . . . . . . .  -101.72%    (21,534,618)
                                                        --------   ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . .   100.00%     21,171,366
                                                        --------   ------------
                                                        --------   ------------
---------------
The following abbreviations are used in the portfolio descriptions:
FHLMC  -  Federal Home Loan Mortgage Corporation
FNMA   -  Federal National Mortgage Association
GNMA   -  Government National Mortgage Association
TBA    -  To Be Announced


                   See Notes to Financial Statements on Page 6

--------------------------------------------------------------------------------
U.S. BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments, at Value (Cost of $42,734,638, including
    Repurchase Agreement amounting to $4,710,816). . . . . .       $ 42,705,984
   Interest Receivable . . . . . . . . . . . . . . . . . . .            377,013
                                                                   ------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . .         43,082,997
                                                                   ------------

LIABILITIES
   Due to Bankers Trust. . . . . . . . . . . . . . . . . . .                466
   Payable for Securities Purchased. . . . . . . . . . . . .         21,909,305
   Accrued Expenses and Other. . . . . . . . . . . . . . . .              1,860
                                                                   ------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . .         21,911,631
                                                                   ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .       $ 21,171,366
                                                                   ------------
                                                                   ------------
COMPOSITION OF NET ASSETS
   Paid-in Capital . . . . . . . . . . . . . . . . . . . . .       $ 21,200,020
   Net Unrealized Depreciation on Investments. . . . . . . .            (28,654)
                                                                   ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .       $ 21,171,366
                                                                   ------------
                                                                   ------------

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS  FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest. . . . . . . . . . . . . . . . . . . . . . . . .       $     71,515
                                                                   ------------
EXPENSES
   Advisory Fees . . . . . . . . . . . . . . . . . . . . . .              1,744
   Administration and Services Fees. . . . . . . . . . . . .                581
   Professional Fees . . . . . . . . . . . . . . . . . . . .              1,735
   Trustees Fees and Miscellaneous . . . . . . . . . . . . .                124
                                                                   ------------
   Total Expenses. . . . . . . . . . . . . . . . . . . . . .              4,184
   Less Expenses Absorbed by Bankers Trust . . . . . . . . .             (1,860)
                                                                   ------------
      Net Expenses . . . . . . . . . . . . . . . . . . . . .              2,324
                                                                   ------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . .             69,189
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain from Investment Transactions. . . . . .             40,821
   Net Change in Unrealized Depreciation on Investments. . .            (28,654)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS. . . . . . .             12,167
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . .       $     81,356
                                                                   ------------
                                                                   ------------


                   See Notes to Financial Statements on Page 6

--------------------------------------------------------------------------------
U.S. BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  FOR THE
                                                           PERIOD JUNE 11, 1997
                                                             (COMMENCEMENT OF
                                                           OPERATIONS) THROUGH
                                                              JUNE 30, 1997+
                                                           --------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . .      $     69,189
   Net Realized Gain from Investment Transactions. . . . .            40,821
   Net Change in Unrealized Depreciation on Investments. .           (28,654)
                                                                ------------
Net Increase in Net Assets from Operations . . . . . . . .            81,356
                                                                ------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested. . . . . . . . . . . . .        21,090,000
                                                                ------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . .        21,171,356
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . .                10
                                                                ------------
End of Period. . . . . . . . . . . . . . . . . . . . . . .      $ 21,171,366
                                                                ------------
                                                                ------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected supplemental data and ratios to average net assets for the period indicated for the U.S. Bond Index Portfolio.

                                                                  FOR THE
                                                           PERIOD JUNE 11, 1997
                                                             (COMMENCEMENT OF
                                                           OPERATIONS) THROUGH
                                                              JUNE 30, 1997+
                                                           --------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted). . . . . . . .      $     21,171
   Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . . . . . . . . .             5.95%*
      Expenses . . . . . . . . . . . . . . . . . . . . . .             0.20%*
      Decrease Reflected in Above Expense Ratio Due to
       Absorption of Expenses by Bankers Trust . . . . . .             0.16%*
   Portfolio Turnover Rate . . . . . . . . . . . . . . . .               14%

---------------
+  Unaudited
*  Annualized


                   See Notes to Financial Statements on Page 6

--------------------------------------------------------------------------------
U.S. BOND INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

The U.S. Bond Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on July 24, 1995 as an unincorporated trust under the laws of New York and commenced operations on June 11, 1997. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  SECURITY VALUATION

The Portfolio's investments are carried at fair market value as determined by an independent pricing service at the end of each business day. Short term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

C.  SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the period ended June 30, 1997, this fee aggregated $581.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the period ended June 30, 1997, this fee aggregated $1,744.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio to the extent necessary, to limit all expenses to 0.20 of 1% of the average daily net assets of the Portfolio. For the period ended June 30, 1997, expenses of the Portfolio have been reduced by $1,860.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments other than short-term obligations for the period ended June 30, 1997 were $43,334,913 and $5,346,322, respectively.

The aggregate gross unrealized appreciation for all investments was $36,204, and the aggregate gross unrealized depreciation for all investments was $64,858.

For federal income tax purposes, the tax basis of investments held at June 30, 1997 was substantially the same as book basis.

                       This page intentionally left blank.

BT ADVISOR FUNDS
U.S. BOND INDEX PORTFOLIO




INVESTMENT ADVISER AND ADMINISTRATOR OF THE PORTFOLIO
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022



               --------------------------------------------------
               For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at
               (800) 730-1313. This report must be preceded or accompanied by a current prospectus for the Fund.
               --------------------------------------------------


                                                                          (8/97)